Lessor Accounting (Future Minimum Lease Payments to be Received Under Financing Leases and Noncancelable Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financing leases
2022	¥ 131,113
2023	99,168
2024	68,241
2025	41,600
2026	18,550
Thereafter	7,379
Total minimum lease payments receivable	366,051	¥ 337,265
Operating leases
2022	11,578
2023	7,168
2024	4,914
2025	2,972
2026	1,471
Thereafter	1,402
Operating Leases, Total	¥ 29,505